Basis of preparation and presentation (Details)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Jaborandi Agricola Ltda [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Imobiliaria Jaborandi [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Cremaq [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Engenho de Maracaju [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Araucaria [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Mogno [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Cajueiro [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Ceibo [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Flamboyant [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		99.99%	99.99%	99.99%
Palmeiras [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	[1]	99.99%	99.99%
Moroti [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	[1]	99.99%
FIM Guardian Exclusive Fund [Member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	[2]		100.00%	100.00%

[1]	Subsidiary incorporaded during the Cresca spin-off process, as per Note 1.1.
[2]	During the year, the Company extinguisned its exclusive investment fund (FIM Guardian).